Trade Accounts Receivable - Summary of Changes in Allowance for Doubtful Accounts (Detail) - ARS ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Beginning balance		$ 39,321	$ 43,207
Increases			8,443
Effect of foreign currency exchange difference		47,848	1,423
Increases		(394)
Decreases	[1]	(13,999)	(13,752)
Ending balance		$ 72,776	$ 39,321

[1]	Corresponds to insolvency procedures of a client and the effect of the inflation adjustment.